Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Designated financial assets at fair value through profit or loss			$ 213,180	$ 263,201
Financial assets held for trading			694,743	665,703
Total			907,923	928,904
Current		$ 24,188	716,918	714,169
Noncurrent	$ 12,640,231	$ 6,444	191,005	214,735
Total			907,923	928,904
Convertible bonds [Member]
Disclosure of financial assets [Line Items]
Designated financial assets at fair value through profit or loss			213,180	263,201
Common stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets held for trading			434,630	425,197
Preferred stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets held for trading			228,508	189,960
Funds [Member]
Disclosure of financial assets [Line Items]
Financial assets held for trading			0	50,003
Forward Exchange Contracts [Member]
Disclosure of financial assets [Line Items]
Financial assets held for trading			0	543
Current			0	543
Option [Member]
Disclosure of financial assets [Line Items]
Financial assets held for trading			31,605	0
Current			$ 31,605	$ 0